SHORT-TERM INVESTMENTS - Trading Securities (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Trading securities [Member] CNY	Dec. 31, 2011 Trading securities [Member] CNY	Dec. 31, 2012 Trading securities [Member] USD ($)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	1,880	1,880		1,880	1,880
Gross realized gains
Gross realized Losses	(1,362)	(1,172)		(1,362)	(1,172)
Fair value	518	708	$ 83	518	708	$ 83